CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Income / (loss) for the year from continuing operations	$ 226,467	$ 165,635	$ (159,780)
Adjustments for:
Amortization and depreciation	151,593	172,480	160,633
Deferred income tax	(62,697)	4,415	50,027
Current income tax	38,456	20,468	19,084
Share of loss in associates	(7,108)	970	629
Impairment (reversal) / loss of non-financial assets reversal	(102,838)	111	371
Income due to concession compensation	(62,677)
Loss on disposals of property, plant and equipment and intangible assets	592	420	139
Gain on disposal of subsidiaries		(4,186)
Low value, short term and variable lease payments	(3,082)	(1,154)	(1,204)
Share-based compensation expenses	1,055	667	1,020
Interest expense	95,185	164,288	125,533
Other financial results, net	(41,558)	(41,055)	(19,157)
Net foreign exchange	164,026	(90,603)	(113,609)
Government subsidies per Covid-19 context	(21,511)	(14,133)	(33,366)
Government grants collected	383	10,020	11,790
Other accruals	3,145	(5,043)	7,450
Inflation adjustment	54,170	6,969	(17,727)
Acquisition of Intangible assets	(149,436)	(154,940)	(83,212)
Income tax paid	(22,919)	(22,631)	(2,871)
Unpaid concession fees	49,992	46,084	65,360
Changes in liability for concessions	98,480	101,488	109,103
Changes in working capital	(53,303)	(57,641)	(12,255)
Net cash provided by operating activities	356,415	302,629	107,958
Net cash used in discontinued operating activities	0	0	0
Cash flows from investing activities
Cash contribution in associates	(84)	(260)	(741)
Net acquisition of subsidiaries companies			(1,134)
Net disposal of subsidiaries companies		(406)
Acquisition of other financial assets	(128,899)	(150,856)	(37,120)
Disposals of other financial assets	72,571	170,235	55,207
Acquisition of Property, plant and equipment	(9,661)	(9,091)	(7,665)
Acquisition of Intangible assets	(1,221)	(732)	(851)
Proceeds from sale of Property, plant and Equipment	264	233	535
Others	626	263	1,395
Net cash (used in) / provided by investing activities	(66,404)	9,386	9,626
Net cash used in discontinued investing activities	0	(14,700)	(2,495)
Cash flows from financing activities
Proceeds from cash contributions	9,424	24,170	11,475
Proceeds from borrowings	87,846	371,951	366,544
Principal elements of lease payments	(3,118)	(4,307)	(4,729)
Loans repaid	(200,475)	(328,775)	(266,839)
Interest paid	(83,791)	(111,387)	(86,108)
Debt renegotiation expenses capitalization	(110)	(2,011)	(20,439)
Debt renegotiation premium			(193)
Guarantee deposit	2,168	(512)	(1,015)
Dividends paid to non-controlling interests in subsidiaries	(13,656)	(11,382)	(2,361)
Redemption of preferred shares		(172,029)
Others	86	(6)	(4)
Net cash used in financing activities	(201,626)	(234,288)	(3,669)
Net cash used in discontinued financing activities	0	0	0
Increase in cash and cash equivalents	88,385	77,727	113,915
Decrease in cash and cash equivalents from discontinued operations		(14,700)	(2,495)
Cash and cash equivalents
At the beginning of the year	385,265	375,783
Effects of exchange rate changes and inflation adjustment on cash and cash equivalents	(103,802)	(53,545)	(16,668)
Increase in cash and cash equivalents	88,385	77,727	113,915
Decrease in cash and cash equivalents from discontinued operations		(14,700)	(2,495)
At the end of the year	$ 369,848	$ 385,265	$ 375,783